STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 8 - STOCK-BASED COMPENSATION

Stock Bonus Plan

Under the Company’s Stock Bonus Plan, employees, directors, officers, consultants and advisors are eligible to receive a grant of the Company’s shares, provided that bona fide services are rendered by consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. On November 30, 2010, the Company increased the number of shares issuable pursuant to this plan from 10,500,000 shares to 20,000,000 shares with 4,347,666 common shares available for future issuance as of December 31, 2011.

Non-Qualified Stock Option Plan

The Company’s Non-Qualified Stock Option Plan authorizes the issuance of common shares to persons that exercise stock options granted. The Company’s employees, directors, officers, consultants and advisors are eligible to be granted stock options pursuant to this plan, provided that bona fide services are rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. The stock option exercise price is determined by a committee and cannot be less than $0.001.

On November 30, 2010, the Company increased the number of shares issuable pursuant to this plan from 17,500,000 shares to 22,500,000 shares with 8,870,666 common shares available for future issuance as of December 31, 2011.

Management Stock Options

In 2010, the Company granted 28,500,000 stock options to five directors and one officer at an exercise price of $0.0714 per share. The stock options expire on December 31, 2020.  Holders of the management stock options may exercise the options by paying the exercise price to the Company or on a cashless basis upon the approval of the Company’s board of directors. Should the options be exercised on a cashless basis, the Company will issue common shares of the Company with a market value equal to the intrinsic value of the options at the close of trading on the date of exercise. The management stock options were not issued under the Company’s Non-Qualified Stock Option Plan and as at July 1, 2010, the Company filed a registration statement under the Securities Act of 1933 to register the underlying shares. Accordingly, any shares issuable upon the exercise of these options will be free trading securities.

A summary of the changes in the Company’s stock options is presented below:

	Number of Shares	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value $

Outstanding, December 31, 2009	5,987,057	0.001	1.65	652,589

Granted	28,500,000	0.0714
Exercised	(1,392,300)	0.001

Outstanding, December 31, 2010	33,094,757	0.062	7.98	294,064

Exercised	(2,288,157)	0.001

Outstanding, December 31, 2011	30,806,600	0.066	7.56	20,759
Exercisable, December 31, 2011	21,306,600	0.064	7.33	20,759

As at December 31, 2011, there was $16,856 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted which are expected to be recognized within a year. The compensation cost of shares vested was $367,410 and $1,610,095 for the years ended December 31, 2011 and 2010, respectively. Compensation cost has been included in general and administration expense in the statement of operations.

A summary of the status of the Company’s non-vested options as of December 31, 2011, and changes during the year end of December 31, 2011, is presented below:

	Number of	Weighted Average
Non-vested	Options	Exercise Price

Non-vested at December 31, 2009	1,453,900	0.0010
Granted	28,500,000	0.0714
Vested	(10,953,900)	0.0621

Non-vested at December 31, 2010	19,000,000	0.0714
Vested during period	(9,500,000)	0.0714

Non-vested at December 31, 2011	9,500,000	0.0714